PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 1,714,527	$ 379,776
Property, plant and equipment, accumulated depreciation	(283,677)	(160,111)
Total net property, plant and equipment	1,430,850	219,665
Depreciation	61,551	24,634	$ 22,900
Incremental depreciation charge	$ 29,600
Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	25 years
Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	2 years
Land and land improvements
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 544,057	26,963
Land and land improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	1 year
Land and land improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	30 years
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 399,392	121,631
Buildings and leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	2 years
Buildings and leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	50 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 368,754	187,664
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	1 year
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	25 years
Computer software
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 65,036	29,175
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	1 year
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	10 years
Vessels and containers
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 233,376	0
Vessels and containers | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	1 year
Vessels and containers | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	30 years
Machinery and equipment and vessel containers under finance leases
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 48,195	14,343
Construction in progress
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 55,717	$ 0